Reinsurance	12 Months Ended
Dec. 31, 2010
Reinsurance
Reinsurance
19.	REINSURANCE

Certain blocks of insurance assumed in acquisitions, primarily life, long-term care, and annuities in run-off status, are subject to reinsurance where some or all of the underwriting risk related to these policies has been ceded to a third party. In addition, a large portion of our reinsurance takes the form of 100% coinsurance agreements where, in addition to all of the underwriting risk, all administrative responsibilities, including premium collections and claim payment, have also been ceded to a third party. We acquired these policies and related reinsurance agreements with the purchase of stock of companies in which the policies were originally written. We acquired these companies for business reasons unrelated to these particular policies, including the companies' other products and licenses necessary to fulfill strategic plans.

A reinsurance agreement between two entities transfers the underwriting risk of policyholder liabilities to a reinsurer while the primary insurer retains the contractual relationship with the ultimate insured. As such, these reinsurance agreements do not completely relieve us of our potential liability to the ultimate insured. However, given the transfer of underwriting risk, our potential liability is limited to the credit exposure which exists should the reinsurer be unable to meet its obligations assumed under these reinsurance agreements.

Reinsurance recoverables represent the portion of future policy benefits payable that are covered by reinsurance. Amounts recoverable from reinsurers are estimated in a manner consistent with the methods used to determine future policy benefits payable as detailed in Note 2. Reinsurance recoverables, included in other long-term assets, were $420.7 million at December 31, 2010 and $378.3 million at December 31, 2009. The percentage of these reinsurance recoverables resulting from 100% coinsurance agreements was 52% at December 31, 2010 and 59% at December 31, 2009. Premiums ceded were $33.7 million in 2010, $33.0 million in 2009 and $34.2 million in 2008.

We evaluate the financial condition of these reinsurers on a regular basis. These reinsurers are well-known and well-established, as evidenced by the strong financial ratings at December 31, 2010 presented below:

Reinsurer	Total Recoverable	A.M. Best Rating at December 31, 2010
	(in thousands)
Protective Life Insurance Company	$200,833	A+ (superior)
All others	219,863	A++ to B++ (superior to good)

	$420,696

The all other category represents approximately 20 reinsurers with individual balances less than $60 million. Two of these reinsurers have placed $26.2 million of cash and securities in trusts, an amount at least equal to the recoverable from the reinsurer.